091-01956

07071030

For Internal Use Only
SEC File No. 9-

OMB Number:	3235-0504
Expires:	July 31, 2007
Estimated average burden hours per response:	2.00

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

SECURITIES AND EXCHANGE COMMISSION
JUL 2 7 2007
DIVISION OF MARKET REGULATION

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I Initial Listing Report

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
Philadelphia Stock Exchange Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Open-end Management Investment Company

3. Class of New Derivative Securities Product:
Index Fund Shares

4. Name of Underlying Instrument:
MSCI Japan Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
Broad-Based

6. Ticker Symbol(s) of New Derivative Securities Product:
EWJ

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
Tokyo Stock Exchange

8. Settlement Methodology of New Derivative Securities Product:
Regular way trades settle on T+3/Book entry only held in DTC

9. Position Limits of New Derivative Securities Product (if applicable):
Not Applicable

PROCESSED
AUG 0 6 2007
THOMSON FINANCIAL

Part II Execution

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Walt Smith

Title:
Vice President, Listings and Projects

Telephone Number:
(215) 496-5532

Manual Signature of Official Responsible for Form:
Walt Smith

Date:
7/26/07

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 2 7 2007

SEC 2449 (6-01)

PHLX
PHILADELPHIA STOCK EXCHANGE

July 26, 2007

Ms. Gail Jackson
Division of Market Regulation
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20059

Re: Form 19b-4(e) – Selected ETFs

Dear Ms. Jackson:

Pursuant to Rule 19b-4(e) under the Securities Exchange Act of 1934, the Philadelphia Stock Exchange, Inc. submits the attached originals and nine copies relating to the trading of the following ETFs:

ETF	Symbol
iShares FTSE/Xinhua China 25 Index	FXI
iShares MSCI Japan Index Fund	EWJ
iShares MSCI Hong Kong Index Fund	EWH
iShares MSCI South Korea Index Fund	EWY

If you have any questions regarding this filing, please do not hesitate to call me at (215) 496-5275.

Sincerely,

Charlotte Northeast
Paralegal

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 27 2007

END